Accounting principles - Foreign currency transactions and Segment information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Accounting principles
Amount of expenses in a foreign currency | €	€ 31.4	€ 37.3	€ 46.8
Foreign currency expenses as a percentage of operating expenses	22.00%	33.00%	37.00%
Number of operating segments | segment	1